12 FINANCIAL INSTRUMENTS (Details 3) - Dec. 31, 2019 - Foreign Exchange Risk [Member] € in Thousands, $ in Thousands	USD ($)	EUR (€)
UNITED STATES
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	$ (3,713,598)
Net foreign exchange exposure	(1,115,885)
Perpetual Bonds	1,000,000
Net foreign exchange exposure excluding perpetual bonds	(115,885)
UNITED STATES | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure	2,530,713
UNITED STATES | Swap CDI x U.S.Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure	67,000
UNITED STATES | Borrowings And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(4,096,899)
UNITED STATES | Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(69,284)
UNITED STATES | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(2,680)
UNITED STATES | Total Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(4,168,863)
UNITED STATES | Cash And Cash Equivalents Overseas [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	105,485
UNITED STATES | Trade Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	346,264
UNITED STATES | Other Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	3,516
UNITED STATES | Total Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	$ 455,265
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		€ (17,915)
Net foreign exchange exposure | €		6,085
Net foreign exchange exposure excluding perpetual bonds | €		6,085
Euro Member Countries, Euro | Hedges of Net Investment in Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		24,000
Euro Member Countries, Euro | Borrowings And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(24,395)
Euro Member Countries, Euro | Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(10,488)
Euro Member Countries, Euro | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(963)
Euro Member Countries, Euro | Total Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(35,846)
Euro Member Countries, Euro | Cash And Cash Equivalents Overseas [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		10,937
Euro Member Countries, Euro | Trade Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		1,179
Euro Member Countries, Euro | Other Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		5,815
Euro Member Countries, Euro | Total Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		€ 17,931